Leases (Tables)	6 Months Ended
Mar. 31, 2025
Leases
Schedule of operating lease liabilities
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Right-of-use assets under operating leases	$62,516	$122,779

Operating lease liabilities, current	-	-
Operating lease liabilities, non-current	-	-
Total operating lease liabilities	-	-